Revenue - Summary of Contract Assets and Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Disclosure of contract assets and liabilities in relation to revenue [Abstract]
Contract assets	$ 400,255	$ 389,016	$ 377,869
Contract liabilities (Advance payments)			$ 1,231